PENSION PLANS. (Details 4) - Postretirement Plan [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 320
2020	320
2021	370
2022	360
2023	390
2024-28	2,350
Total expected benefit payments	$ 4,110